CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 183,762	$ 136,310	$ 140,213
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	11,736	10,344	8,621
Amortization of intangible assets	5,643	5,857	6,033
Amortization of premium and accretion of discount on marketable securities, net	(7,178)	(3,001)	1,666
Amortization of debt issuance costs	1,280	1,284	1,282
Share-based compensation	25,209	18,286	16,647
Net effect of exchange rate fluctuation	3,025	1,754	4,523
Changes in assets and liabilities:
Trade accounts receivables, net	(29,051)	(1,183)	(31,634)
Inventories	(23,897)	(26,000)	(29,311)
Other current and long-term assets	(9,671)	(5,752)	(4,223)
Deferred tax assets, net	(9,722)	(6,241)	(13,740)
Operating lease right-of-use assets	3,668	3,050	3,873
Trade accounts payables	17,506	(7,807)	5,142
Deferred revenues	34,553	11,391	15,243
Operating lease liabilities	(3,938)	(3,221)	(6,351)
Other current and long-term liabilities	32,299	(11,352)	1,509
Accrued severance pay, net	42	(188)	46
Net cash provided by operating activities	235,266	123,531	119,539
Cash flows from investment activities:
Acquisition of subsidiary, net of acquired cash	0	0	(78,469)
Change in short-term and long-term interest-bearing bank deposits	(93,595)	(29,658)	129,944
Investment in marketable securities	(271,987)	(273,572)	(211,742)
Proceed from maturities of marketable securities	243,361	192,585	80,391
Proceed from sales of marketable securities	3,036	2,502	934
Purchase of property, plant and equipment	(17,215)	(17,188)	(21,314)
Net cash used in investing activities	(136,400)	(125,331)	(100,256)
Cash flows from financing activities:
Settlement of a contingent consideration liability	0	0	(8,480)
Conversion of convertible senior notes	(18,506)	0	0
Purchases of treasury shares	(30,000)	(112)	(21,416)
Proceeds from exercise of options	160	122	90
Net cash provided by (used in) financing activities	(48,346)	10	(29,806)
Effect of exchange rate fluctuations on cash, cash equivalents and restricted cash	(315)	(2,357)	(4,454)
Decrease in cash, cash equivalents and restricted cash	50,205	(4,147)	(14,977)
Cash and cash equivalents and restricted cash - beginning of year	107,574	111,721	126,698
Cash, cash equivalents and restricted cash - end of year	157,779	107,574	111,721
Supplemental disclosure of non-cash activities:
Operating right-of-use assets recognized with corresponding operating lease liabilities	13,022	785	17,398
Accrued purchase of property, plant and equipment	7,248	70	699
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 29,876	$ 26,842	$ 23,014